Loans - Loans Outstanding by Domicile and Industry of Borrower (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 87,677,169		¥ 82,952,090
Less: Unearned income and deferred loan fees-net		149,081		152,147
Loans outstanding		87,528,088		82,799,943
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		56,030,511		54,409,144
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,731,028		9,553,854
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,603,433		8,950,577
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,992,511		5,016,971
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,219,727		5,159,356
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,832,884		3,693,491
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,634,442		4,345,589
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,198,805		2,358,904
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,389,347		5,472,597	[2]
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,567,099		8,950,216
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		861,235		907,589
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		31,646,658	[3]	28,542,946
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,475,277		9,086,721
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		317,284		296,872
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		20,818,709		19,126,182
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 35,388		¥ 33,171

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	Impaired loans to foreign borrowers decreased by ¥15,960 million due mainly to the sale of certain loans, partly offset by deterioration of credit status of certain other borrowers.